SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Risk-free interest rate	155.00%
Exercise price	$ 0.0518
Expected life	5 years	10 years	5 years	3 years
Expected volatility	44.12%	35.13%
Expected dividends